Cash and Cash Equivalents and Other Investments (Details) - Schedule of cash and cash equivalents - MXN ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash		$ 2,065,311	$ 6,971,175
Cash equivalents	[1]	13,064,881	756,523
Total		$ 15,130,192	$ 7,727,698

[1]	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.